As filed with the Securities and Exchange Commission on March 30, 2012
1933 Act Registration No. 033-26032
1940 Act Registration No. 811-04882

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 46 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 50 /X/

Lincoln National Variable Annuity Account E
(Exact Name of Registrant)

The American Legacy

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Charles A. Brawley, III, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
 The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/x/  immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on ________________, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on ________________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® III Plus
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® III Plus
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

Supplement dated March 30, 2012

This Supplement outlines additions to the investment options of your American Legacy® individual annuity contract.  All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective April 2, 2012, the following funds will be available as new investment options under your contract:

•	LVIP Protected American Balanced Allocation Fund (Service Class)
•	LVIP Protected American Growth Allocation Fund (Service Class)

The following table shows the expenses charged by each fund (as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse-ments)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses +	Total Expenses (before any waivers/ reimburse-ments) =	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP Protected American Balanced Allocation Fund1	0.25%	0.35%	0.05%	0.41%	1.06%
LVIP Protected American Growth Allocation Fund1	0.25%	0.35%	0.05%	0.44%	1.09%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

Investments of the Variable Account – Description of the Funds.  Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Protected American Balanced Allocation Fund: current income and growth of capital; a fund of funds.
•	LVIP Protected American Growth Allocation Fund: current income and growth of capital; a fund of funds.

For additional information about these funds, please refer to the funds’ prospectuses.

The Contracts – Investment Requirements.

These two new funds will be added to the Investment Requirements Options as set forth below. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company, the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Fund will be considered Non-Limited Subaccounts under Option 1, and will be added to Group 2 under Option 2 (75%) and Option 3 (70%) of Investment Requirements.  For American Legacy® Signature, these funds will be added to Group 2 (70%). In addition, the following disclosure applies to both Option 2 and Option 3:

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds listed below. If you allocate less than 100% of contract value or i4LIFE® Advantage Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions.*  Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging.

Asset Allocation Fund
Bond Fund*
Global Balanced Fund
Global Bond Fund*
Mortgage Fund*
U.S. Government/AAA-Rated Securities Fund*
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP Protected American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund

For contracts issued by Lincoln Life & Annuity Company of New York, the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Fund will be added to Group 2 of Investment Requirements for all contracts purchased on or after January 20, 2009.  In addition, the following disclosure applies:

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds listed below. If you allocate less than 100% of contract value or i4LIFE® Advantage Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions.*  Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging

Asset Allocation Fund
Bond Fund*
Global Balanced Fund
Global Bond Fund*
Mortgage Fund*
U.S. Government/AAA-Rated Securities Fund*
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP Protected American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Signature, American Legacy® Shareholder’s Advantage

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Signature, American Legacy® Shareholder’s Advantage

Supplement dated March 30, 2012

This supplement to the prospectus for your individual variable annuity contract introduces Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, available beginning April 2, 2012. This supplement is for informational purposes and requires no action on your part unless you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

OVERVIEW

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature available under Lincoln Lifetime IncomeSM Advantage 2.0 and is available to contractowners who invest their contract value in specific subaccounts.  This feature provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0. There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.  In order to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only, each a fund of the Lincoln Variable Insurance Products Trust (LVIP): LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Allocation Fund.

All other terms of Lincoln Lifetime IncomeSM Advantage 2.0 remain unchanged.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms - The following sentences are added to the definition of Lincoln Lifetime IncomeSM Advantage 2.0 definition in the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime Income Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Expense Tables - The following sentence will be added to the Expense Tables section of the prospectus heading “Optional Living Benefit Rider Charges – Other Than i4LIFE Advantage” and in the row titled “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no Additional Charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

Summary Of Common Questions - The following paragraph is inserted in the “Summary of Common Questions” section of the prospectus, immediately following the paragraph titled “What is Lincoln Lifetime IncomeSM Advantage 2.0?”

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds?  Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Charges and Other Deductions – Rider Charges - The following sentence is added to the Charges and Deductions section of the prospectus, under “Rider Charges”, at the end of the first paragraph under the title “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

The Contracts - Investment Requirements - The following paragraph is added to “The Contracts” section of the prospectus, at the end of the “Investment Requirements” section:

If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only: LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Allocation Fund. You must comply with the Investment Requirements during the period of time you own Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (the minimum time period for ownership is specified under the Termination section of this rider). If you do not wish to adhere to the Investment Requirements after the minimum time period of ownership has expired, you must terminate Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. See Lincoln Lifetime IncomeSM Advantage 2.0 – Termination for more information.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 - The following section is added to “The Contracts” section of the prospects, under “Living Benefits”, and under the heading “Lincoln Lifetime IncomeSM Advantage 2.0”, inserted immediately following the section titled “Guaranteed Annual Income Percentages by Ages”.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0, if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. The age bands and percentages are listed in the table below.

Guaranteed Annual Income Percentages under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

Age (Single Life Option)	Guaranteed Annual Income Percentage (Single Life Option)	Age (Joint Life Option – younger of you and your spouse’s age))	Guaranteed Annual Income Percentage (Joint Life Option)
55-59.5	4%	55-64	4%
59.5+	5%	65+	5%

For example, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 57 (single life option), your Guaranteed Annual Income amount percentage would be 4%. If you wait until you reach age 60 (single life option) to make your first withdrawal, your Guaranteed Annual Income amount percentage would be 5%.

Availability - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds will be available for purchase beginning on April 2, 2012.You cannot elect Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds together with any other Living Benefits rider offered under your contract. If you are an existing contractowner and you have previously purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds as there would be no additional benefit to you.

If you are an existing contractowner and have elected a Living Benefit rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will have a transition period of 30 days prior to or after your first Benefit Year Anniversary after Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds becomes available to terminate your current Living Benefit Rider and elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Outside of the transition period, you must first terminate your existing Living Benefit rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For further information on termination rules, see the “Termination” section associated with your Living Benefit rider in your prospectus. In all cases, by terminating your existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage - Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will receive a higher percentage for calculating the initial Guaranteed Income Benefit than you would have received under Lincoln Lifetime IncomeSM Advantage 2.0. If you decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4), you must continue to adhere to the Investment Requirements applicable to Lifetime IncomeSM Advantage 2.0 Protected Funds. If you do not wish to adhere to the Investment Requirements after the minimum time of ownership has expired, you must terminate your rider. See i4LIFE® Advantage with Guaranteed Income Benefit -Termination for more information.

The following disclosure describes how the amount of the Guaranteed Income Benefit percentage is calculated under the Guaranteed Income Benefit with i4LIFE® Advantage (version 4) for contractowners who elected the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds option.

The following chart and disclosure is added to “The Contracts” section of your prospectus, under “Living Benefit”, in the section title “Guaranteed Income Benefit with i4LIFE® Advantage”, under the heading “Guaranteed Income Benefit (version 4)”, immediately following the footnote under the chart titled “Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit”.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age (Single and Joint Life Options)	Percentage of Account Value or Income Base*
Under 40	2.5%
40-54	3.0%
55-under 59.5	3.5%
59.5-64	4.0%
65-69	4.5%
70-79	5.0%
80 and above	5.5%

*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the effective date of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

***

Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Signature, American Legacy® Shareholder’s Advantage

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012

This supplement describes changes to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The following change will be effective for elections of the Lincoln Lifetime IncomeSM Advantage 2.0 rider on or after April 2, 2012:
•	age bands and Guaranteed Annual Income percentages under Lincoln Lifetime IncomeSM Advantage 2.0.

The following change will be effective for elections of the i4LIFE® Advantage Guaranteed Income Benefit rider on or after May 21, 2012:
•	age bands and percentages for calculating the initial Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (version 4).

These changes result in the following revisions to your prospectus as supplemented. All other provisions of your prospectus remain unchanged.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0.

The following chart in the Withdrawal Amount paragraph of this section outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after   April 2, 2012:

Guaranteed Annual Income Percentages by Ages:

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
55-59.5	3.50%	55-64	3.50%
59.5-64	4.00%	65-69	4.50%
65-69	4.50%	70+	5.00%
70+	5.00%

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage.  The following chart in the Guaranteed Income Benefit (version 4) paragraph of this section outlines age bands and percentages that will apply to purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012, and for all other elections of Guaranteed Income Benefit on or after May 21, 2012:

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit

Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.0%
40-54	2.5%
55-59.5	3.0%
59.5-64	3.5%
65-69	4.0%
70-74	4.5%
75+	5.0%

Contractowners who elected Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, but elected i4LIFE® Advantage and Guaranteed Income Benefit (version 4) on or after April 2, 2012, will receive the age band and Guaranteed Income Benefit percentage effective as of the date they elected Lincoln Lifetime IncomeSM Advantage 2.0.

***
Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share
American Legacy® III View, American Legacy® Design
 American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II
ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design
ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® Design
 American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II
ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012 to the 2011 Prospectus

This supplement outlines changes to your individual variable annuity prospectus that will apply to riders elected on or after April 2, 2012. It is for informational purposes only and requires no action on your part.

Lincoln Lifetime IncomeSM Advantage 2.0 – i4LIFE® Advantage Option: Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012 and decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the 5th Benefit Year anniversary will have a minimum Access Period of the longer of 20 years or the difference between your age and age 100, for both qualified and non-qualified contracts. Elections made after the 5th Benefit Year anniversary will have a minimum Access Period of the greater of 20 years or the difference between your age and age 95 for both qualified and non-qualified contracts.

Please retain this supplement for future reference.

PART A

The prospectus for The American Legacy variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 033-26032) filed on April 6, 2011.

Supplement to the prospectus for The American Legacy variable annuity contract is incorporated herein by reference to 497 Filing (File No. 033-26032) filed on January 17, 2012

PART B

The Statement of Additional Information for The American Legacy variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 033-26032) filed on April 6, 2011.

Financial Statements
The December 31, 2011 financial statements of the VAA and the December 31, 2011 consolidated financial statements of Lincoln Life appear on the following pages.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011
Subaccount	Investments	Contract Purchases Due From The Lincoln National Life Insurance Company	Total Assets	Contract Redemptions Due To The Lincoln National Life Insurance Company	Mortality & Expense Guarantee Charges Payable To The Lincoln National Life Insurance Company	Net Assets

American Funds Asset Allocation Class 1	$ 11,689,319	$ -	$ 11,689,319	$ 6,953	$ 838	$ 11,681,528
American Funds Blue Chip Income & Growth Class 1	4,193,902	-	4,193,902	-	314	4,193,588
American Funds Bond Class 1	9,000,827	47,043	9,047,870	-	666	9,047,204
American Funds Cash Management Class 1	3,836,501	-	3,836,501	13,154	272	3,823,075
American Funds Global Bond Class 1	2,929,067	47,397	2,976,464	-	216	2,976,248
American Funds Global Discovery Class 1	297,754	-	297,754	-	21	297,733
American Funds Global Growth Class 1	4,368,717	9	4,368,726	-	312	4,368,414
American Funds Global Growth and Income Class 1	3,824,913	69,926	3,894,839	-	276	3,894,563
American Funds Global Small Capitalization Class 1	4,465,315	14	4,465,329	-	313	4,465,016
American Funds Growth Class 1	88,951,000	-	88,951,000	153,000	6,289	88,791,711
American Funds Growth-Income Class 1	119,787,878	-	119,787,878	127,344	8,505	119,652,029
American Funds High-Income Bond Class 1	11,910,741	-	11,910,741	32	841	11,909,868
American Funds International Class 1	14,559,468	-	14,559,468	29,073	1,033	14,529,362
American Funds International Growth and Income Class 1	702,260	-	702,260	-	55	702,205
American Funds Mortgage Bond Class 2	62,082	-	62,082	-	4	62,078
American Funds New World Class 1	5,136,221	-	5,136,221	14	362	5,135,845
American Funds U.S. Government/AAA-Rated Securities Class 1	13,630,444	14,480	13,644,924	-	977	13,643,947
LVIP American Balanced Allocation Standard Class	221,027	-	221,027	-	18	221,009
LVIP American Growth Allocation Standard Class	347,755	-	347,755	-	27	347,728
LVIP American Income Allocation Standard Class	76,320	-	76,320	-	6	76,314

See accompanying notes.

	299,991,511	178,869	300,170,380	329,570	21,345	299,819,465
		(150,701)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

Year Ended December 31, 2011

Subaccount	Dividends from investment income	Mortality and expense guarantee charges	NET INVESTMENT INCOME (LOSS)	Net realized gain (loss) on investments	Dividends from net realized gain on investments	TOTAL NET REALIZED GAIN (LOSS) ON INVESTMENTS	Net change in unrealized appreciation or depreciation on investments	NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

American Funds Asset Allocation Class 1	$ 263,420	$ (178,894)	$ 84,526	$ 165,490	$ -	$ 165,490	$ (309,728)	$ (59,712)
American Funds Blue Chip Income & Growth Class 1	89,433	(69,250)	20,183	(5,739)	-	(5,739)	(176,458)	(162,014)
American Funds Bond Class 1	299,272	(126,400)	172,872	105,822	-	105,822	171,509	450,203
American Funds Cash Management Class 1	-	(53,588)	(53,588)	(9,163)	-	(9,163)	(1,389)	(64,140)
American Funds Global Balanced Class 2	-	(2,589)	(2,589)	9,152	-	9,152	-	6,563
American Funds Global Bond Class 1	87,977	(38,552)	49,425	36,291	15,552	51,843	(6,527)	94,741
American Funds Global Discovery Class 1	2,353	(7,877)	(5,524)	(9,470)	-	(9,470)	(47,280)	(62,274)
American Funds Global Growth Class 1	76,977	(69,279)	7,698	172,810	-	172,810	(725,827)	(545,319)
American Funds Global Growth and Income Class 1	118,372	(53,303)	65,069	9,750	-	9,750	(341,514)	(266,695)
American Funds Global Small Capitalization Class 1	89,997	(73,724)	16,273	(14,256)	-	(14,256)	(1,212,803)	(1,210,786)
American Funds Growth Class 1	846,152	(1,293,853)	(447,701)	2,822,383	-	2,822,383	(7,176,860)	(4,802,178)
American Funds Growth-Income Class 1	2,280,891	(1,699,388)	581,503	2,570,965	-	2,570,965	(6,810,989)	(3,658,521)
American Funds High-Income Bond Class 1	976,193	(201,936)	774,257	655,098	-	655,098	(1,049,845)	379,510
American Funds International Class 1	336,943	(229,078)	107,865	(10,253)	-	(10,253)	(2,773,114)	(2,675,502)
American Funds International Growth and Income Class 1	22,350	(10,746)	11,604	4,876	5,457	10,333	(100,670)	(78,733)
American Funds Mortgage Bond Class 2	344	(257)	87	(595)	-	(595)	(587)	(1,095)
American Funds New World Class 1	112,935	(74,044)	38,891	91,810	-	91,810	(1,085,727)	(955,026)
American Funds U.S. Government/AAA-Rated Securities Class 1	267,572	(170,915)	96,657	158,947	296,881	455,828	256,247	808,732
LVIP American Balanced Allocation Standard Class	1,524	(1,427)	97	(1,333)	-	(1,333)	(1,472)	(2,708)
LVIP American Growth Allocation Standard Class	1,942	(2,818)	(876)	(5,578)	-	(5,578)	(9,619)	(16,073)
LVIP American Income Allocation Standard Class	418	(325)	93	(9)	-	(9)	(358)	(274)

See accompanying notes.

	American Funds Asset Allocation Class 1 Subaccount	American Funds Blue Chip Income & Growth Class 1 Subaccount	American Funds Bond Class 1 Subaccount	American Funds Cash Management Class 1 Subaccount	American Funds Global Balanced Class 2 Subaccount	American Funds Global Bond Class 1 Subaccount	American Funds Global Discovery Class 1 Subaccount	American Funds Global Growth Class 1 Subaccount	American Funds Global Growth and Income Class 1 Subaccount

NET ASSETS AT JANUARY 1, 2010	$ 14,197,296	$ 4,868,891	$ 9,822,799	$ 4,292,013	$ -	$ 2,194,092	$ 428,536	$ 6,190,443	$ 3,588,298

Changes From Operations:
Net investment income (loss)	119,758	29,391	194,572	(62,028)	-	45,745	(2,085)	19,689	58,000
Net realized gain (loss) on
investments	(69,207)	(54,939)	41,678	(18,432)	-	30,337	7,739	89,317	(34,834)
Net change in unrealized appreciation or
depreciation on investments	1,412,304	548,003	272,811	15,080	-	17,519	15,550	417,902	366,162

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,462,855	522,455	509,061	(65,380)	-	93,601	21,204	526,908	389,328

Change From Unit Transactions:
Accumulation Units:
Contract purchases	59,545	73,123	112,358	38,515	-	3,196	23	17,860	5,459
Contract withdrawals and transfers to annuity reserves	(1,775,738)	(577,920)	(1,760,950)	(2,367,452)	-	(424,532)	(70,323)	(813,552)	(329,967)
Contract transfers	535,256	341,459	1,368,546	1,471,606	-	736,658	(21,323)	(179,258)	479,874
	(1,180,937)	(163,338)	(280,046)	(857,331)	-	315,322	(91,623)	(974,950)	155,366
Annuity Reserves:
Transfer from accumulation units and between subaccounts	-	-	-	-	-	-	-	-	-
Annuity payments	(11,647)	-	(28,767)	(697)	-	-	-	(9,377)	(343)
Receipt of mortality guarantee adjustment	850	-	517	1	-	-	-	601	-
	(10,797)	-	(28,250)	(696)	-	-	-	(8,776)	(343)
NET INCREASE (DECREASE) IN NET ASSETS
ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,191,734)	(163,338)	(308,296)	(858,027)	-	315,322	(91,623)	(983,726)	155,023

TOTAL INCREASE (DECREASE) IN
IN NET ASSETS	271,121	359,117	200,765	(923,407)	-	408,923	(70,419)	(456,818)	544,351

NET ASSETS AT DECEMBER 31, 2010	14,468,417	5,228,008	10,023,564	3,368,606	-	2,603,015	358,117	5,733,625	4,132,649

Changes From Operations:
Net investment income (loss)	84,526	20,183	172,872	(53,588)	(2,589)	49,425	(5,524)	7,698	65,069
Net realized gain (loss) on
investments	165,490	(5,739)	105,822	(9,163)	9,152	51,843	(9,470)	172,810	9,750
Net change in unrealized appreciation or
depreciation on investments	(309,728)	(176,458)	171,509	(1,389)	-	(6,527)	(47,280)	(725,827)	(341,514)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,712)	(162,014)	450,203	(64,140)	6,563	94,741	(62,274)	(545,319)	(266,695)

Change From Unit Transactions:
Accumulation Units:
Contract purchases	125,064	61,111	58,824	121	-	62,007	2,246	138,478	65,019
Contract withdrawals and transfers to annuity reserves	(1,617,519)	(689,403)	(1,549,186)	(3,520,992)	-	(254,868)	(22,863)	(915,903)	(327,524)
Contract transfers	(1,223,365)	(244,114)	66,237	4,039,480	(6,563)	471,353	22,507	(99,636)	291,494
	(2,715,820)	(872,406)	(1,424,125)	518,609	(6,563)	278,492	1,890	(877,061)	28,989
Annuity Reserves:
Transfer from accumulation units and between subaccounts	-	-	-	-	-	-	-	67,972	-
Annuity payments	(12,209)	-	(2,956)	-	-	-	-	(11,807)	(381)
Receipt of mortality guarantee adjustment	852	-	518	-	-	-	-	1,004	1
	(11,357)	-	(2,438)	-	-	-	-	57,169	(380)
NET INCREASE (DECREASE) IN NET ASSETS
ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,727,177)	(872,406)	(1,426,563)	518,609	(6,563)	278,492	1,890	(819,892)	28,609

TOTAL INCREASE (DECREASE) IN
IN NET ASSETS	(2,786,889)	(1,034,420)	(976,360)	454,469	-	373,233	(60,384)	(1,365,211)	(238,086)

NET ASSETS AT DECEMBER 31, 2011	$ 11,681,528	$ 4,193,588	$ 9,047,204	$ 3,823,075	$ -	$ 2,976,248	$ 297,733	$ 4,368,414	$ 3,894,563

See accompanying notes.

American Funds Global Small Capitalization Class 1 Subaccount	American Funds Growth Class 1 Subaccount	American Funds Growth-Income Class 1 Subaccount	American Funds High-Income Bond Class 1 Subaccount	American Funds International Class 1 Subaccount	American Funds International Growth and Income Class 1 Subaccount	American Funds Mortgage Bond Class 2 Subaccount	American Funds New World Class 1 Subaccount	American Funds U.S. Government/AAA-Rated Securities Class 1 Subaccount	LVIP American Balanced Allocation Standard Class Subaccount	LVIP American Growth Allocation Standard Class Subaccount	LVIP American Income Allocation Standard Class Subaccount

$ 5,492,169	$ 110,652,560	$ 147,065,775	$ 19,332,310	$ 21,763,620	$ 548,803	$ -	$ 5,004,908	$ 15,826,509	$ -	$ -	$ -

35,100	(389,227)	514,079	1,173,757	177,330	6,060	-	22,836	75,516	-	-	-

(23,599)	913,485	1,200,100	590,976	(262,066)	58,822	-	107,138	368,490	-	-	-

1,058,722	15,969,957	11,664,541	445,273	1,059,194	(19,623)	-	538,513	224,133	-	-	-

1,070,223	16,494,215	13,378,720	2,210,006	974,458	45,259	-	668,487	668,139	-	-	-

24,973	412,194	652,554	67,184	66,806	39,584	-	20,566	130,298	-	-	-
(516,183)	(15,897,226)	(15,680,277)	(2,066,192)	(1,865,841)	(207,554)	-	(538,231)	(3,046,176)	-	-	-
(26,529)	(3,830,208)	(3,623,351)	(19,422)	(1,242,565)	291,448	-	(139,545)	693,345	-	-	-
(517,739)	(19,315,240)	(18,651,074)	(2,018,430)	(3,041,600)	123,478	-	(657,210)	(2,222,533)	-	-	-

-	-	-	-	-	-	-	-	-	-	-	-
(970)	(219,358)	(131,661)	(4,382)	(20,575)	-	-	(2,976)	(7,892)	-	-	-
380	29,499	30,721	1,038	(1,219)	-	-	1	662	-	-	-
(590)	(189,859)	(100,940)	(3,344)	(21,794)	-	-	(2,975)	(7,230)	-	-	-

(518,329)	(19,505,099)	(18,752,014)	(2,021,774)	(3,063,394)	123,478	-	(660,185)	(2,229,763)	-	-	-

551,894	(3,010,884)	(5,373,294)	188,232	(2,088,936)	168,737	-	8,302	(1,561,624)	-	-	-

6,044,063	107,641,676	141,692,481	19,520,542	19,674,684	717,540	-	5,013,210	14,264,885	-	-	-

16,273	(447,701)	581,503	774,257	107,865	11,604	87	38,891	96,657	97	(876)	93

(14,256)	2,822,383	2,570,965	655,098	(10,253)	10,333	(595)	91,810	455,828	(1,333)	(5,578)	(9)

(1,212,803)	(7,176,860)	(6,810,989)	(1,049,845)	(2,773,114)	(100,670)	(587)	(1,085,727)	256,247	(1,472)	(9,619)	(358)

(1,210,786)	(4,802,178)	(3,658,521)	379,510	(2,675,502)	(78,733)	(1,095)	(955,026)	808,732	(2,708)	(16,073)	(274)

63,865	556,076	729,387	32,125	95,106	-	-	85,411	16,372	1,001	5,000	-
(552,043)	(12,093,960)	(15,244,773)	(5,012,779)	(1,995,040)	(28,632)	(79)	(380,006)	(1,211,746)	(6,284)	(1,763)	(1,020)
55,523	(2,384,196)	(4,058,915)	(3,006,020)	(551,462)	92,030	63,252	1,375,576	(228,350)	229,000	360,564	77,608
(432,655)	(13,922,080)	(18,574,301)	(7,986,674)	(2,451,396)	63,398	63,173	1,080,981	(1,423,724)	223,717	363,801	76,588

67,972	12,832	143,990	221,029	-	-	-	-	-	-	-	-
(4,298)	(161,605)	33,336	(225,545)	(19,827)	-	-	(3,321)	(6,640)	-	-	-
720	23,066	15,044	1,006	1,403	-	-	1	694	-	-	-
64,394	(125,707)	192,370	(3,510)	(18,424)	-	-	(3,320)	(5,946)	-	-	-

(368,261)	(14,047,787)	(18,381,931)	(7,990,184)	(2,469,820)	63,398	63,173	1,077,661	(1,429,670)	223,717	363,801	76,588

(1,579,047)	(18,849,965)	(22,040,452)	(7,610,674)	(5,145,322)	(15,335)	62,078	122,635	(620,938)	221,009	347,728	76,314

$ 4,465,016	$ 88,791,711	$ 119,652,029	$ 11,909,868	$ 14,529,362	$ 702,205	$ 62,078	$ 5,135,845	$ 13,643,947	$ 221,009	$ 347,728	$ 76,314

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

The Variable Account:
Lincoln National Variable Annuity Account E (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company
(the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 3, 1987, are part of the operations of the Company. The Variable
Account offers only one product (American Legacy) at multiple fee rates.

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments:
The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-one mutual funds
(the Funds) of two diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (American Funds):	Lincoln Variable Insurance Products Trust (LVIP)*:
American Funds Asset Allocation Class 1 Fund	LVIP American Balanced Allocation Standard Class Fund
American Funds Blue Chip Income & Growth Class 1 Fund	LVIP American Growth Allocation Standard Class Fund
American Funds Bond Class 1 Fund	LVIP American Income Allocation Standard Class Fund
American Funds Cash Management Class 1 Fund
American Funds Global Balanced Class 2 Fund**
American Funds Global Bond Class 1 Fund
American Funds Global Discovery Class 1 Fund
American Funds Global Growth Class 1 Fund
American Funds Global Growth and Income Class 1 Fund
American Funds Global Small Capitalization Class 1 Fund
American Funds Growth Class 1 Fund
American Funds Growth-Income Class 1 Fund
American Funds High-Income Bond Class 1 Fund
American Funds International Class 1 Fund
American Funds International Growth and Income Class 1 Fund
American Funds Mortgage Bond Class 2 Fund
American Funds New World Class 1 Fund
American Funds U.S. Government/AAA-Rated Securities Class 1 Fund

* - Denotes an affiliate of the Company
** - Available fund with no money invested at December 31, 2011

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2011. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial
Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets
Level 2 - inputs to the valuation methodology are observable, directly or indirectly
Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a
"life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves:
Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

Investment Fund Changes:
During 2010, the LVIP American Balance Allocation Standard Class Fund, the LVIP American Growth Allocation Standard Class Fund and the LVIP
American Income Allocation Standard Class Fund became available as investment options for account contract owners.

During 2011, the American Funds Global Balanced Class 2 Fund and the American Funds Mortgage Bond Class 2 Fund became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2011, the 2011 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2011.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense (M&E) guarantees at a percentage of the current value of the Variable Account each day. The range of daily rates on American Legacy range from .0034247% to .0073973% (1.25% to 2.70% on an annual basis).

The Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges for the years ended December 31, 2011 and 2010, were $216,561 and $211,889, respectively.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (Continued)

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended

December 31, 2011, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value (3)	Maximum Unit Value (3)	Units Outstanding	Net Assets	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

American Funds Asset Allocation Class 1	2011		1.25%	2.35%	$ 1.42	$ 11.13	4,042,691	$ 11,681,528	-0.80%	0.30%	1.91%
	2010		1.25%	2.35%	1.42	11.20	5,039,326	14,468,417	10.14%	11.35%	2.14%
	2009		1.25%	2.35%	1.28	2.60	5,502,041	14,197,296	21.38%	22.72%	2.54%
	2008		1.25%	2.35%	1.05	2.12	6,139,574	12,808,559	-30.95%	-30.18%	2.67%
	2007		1.25%	2.35%	1.51	3.03	7,143,991	21,358,870	4.54%	5.49%	2.39%

American Funds Blue Chip Income & Growth Class 1	2011		1.25%	2.50%	1.08	9.94	3,657,620	4,193,588	-2.94%	-1.86%	1.74%
	2010		1.25%	2.35%	1.10	10.22	4,527,302	5,228,008	10.00%	11.22%	1.92%
	2009		1.25%	2.35%	0.99	9.28	4,793,804	4,868,891	25.20%	26.59%	2.32%
	2008		1.25%	2.35%	0.78	1.12	5,342,916	4,270,418	-37.78%	-37.09%	2.37%
	2007		1.25%	2.35%	1.25	1.79	5,258,228	6,615,615	0.07%	0.98%	2.80%

American Funds Bond Class 1	2011		1.25%	2.50%	1.36	11.24	4,575,307	9,047,204	3.94%	5.09%	3.19%
	2010		1.25%	2.35%	1.31	10.80	5,352,119	10,023,564	4.26%	5.41%	3.25%
	2009		1.25%	2.35%	1.26	10.34	5,560,317	9,822,799	10.20%	11.43%	3.51%
	2008		1.25%	2.35%	1.14	9.37	4,789,391	7,484,882	-11.27%	-10.29%	5.89%
	2007		1.25%	2.35%	1.30	1.74	4,680,662	8,180,474	1.45%	2.37%	8.03%

American Funds Cash Management Class 1	2011		1.25%	2.15%	0.96	1.88	2,056,767	3,823,075	-2.39%	-1.50%	0.00%
	2010		1.25%	2.15%	0.99	1.91	1,783,648	3,368,606	-2.21%	-1.33%	0.00%
	2009		1.25%	2.15%	1.90	1.93	2,239,510	4,292,013	-1.49%	-1.35%	0.22%
	2008		1.25%	1.40%	1.93	1.96	2,806,196	5,485,621	0.73%	0.88%	1.92%
	2007		1.25%	1.40%	1.91	1.94	3,861,666	7,485,753	3.49%	3.65%	8.01%

American Funds Global Bond Class 1	2011		1.25%	2.50%	12.40	13.12	228,323	2,976,248	2.43%	3.56%	3.06%
	2010		1.25%	2.35%	12.11	12.67	206,221	2,603,015	3.00%	4.13%	3.17%
	2009		1.25%	2.35%	11.76	12.17	180,595	2,194,092	7.48%	8.67%	2.13%
	2008		1.25%	2.35%	11.16	11.20	115,568	1,292,345	2.16%	2.32%	5.08%
	2007		1.25%	1.40%	10.94	10.94	42,250	462,256	8.17%	8.17%	6.88%

American Funds Global Discovery Class 1	2011		1.25%	2.50%	1.27	1.29	229,833	297,733	-8.21%	-8.07%	0.40%
	2010		1.25%	1.40%	1.38	1.40	256,943	358,117	8.90%	9.06%	0.70%
	2009		1.25%	1.40%	1.27	1.28	334,146	428,536	49.38%	49.60%	0.88%
	2008		1.25%	1.40%	0.85	0.86	268,601	230,283	-45.78%	-45.70%	0.92%
	2007		1.25%	1.40%	1.57	1.58	302,459	477,537	15.92%	16.10%	0.95%

American Funds Global Growth Class 1	2011		1.25%	2.35%	1.87	11.74	1,674,219	4,368,414	-10.78%	-9.80%	1.44%
	2010		1.25%	2.35%	2.08	13.14	1,980,053	5,733,625	9.44%	10.65%	1.64%
	2009		1.25%	2.35%	1.89	11.99	2,361,783	6,190,443	39.27%	40.81%	1.61%
	2008		1.25%	2.35%	1.35	1.87	2,813,307	5,228,368	-39.67%	-39.00%	1.90%
	2007		1.25%	2.35%	2.22	3.06	3,386,533	10,307,579	12.71%	13.73%	3.09%

American Funds Global Growth and Income Class 1	2011		1.25%	2.35%	10.05	10.69	365,567	3,894,563	-6.89%	-5.86%	2.93%
	2010		1.25%	2.35%	10.87	11.36	364,959	4,132,649	9.58%	10.63%	2.86%
	2009		1.25%	2.20%	9.92	10.27	350,206	3,588,298	37.06%	38.37%	2.97%
	2008		1.25%	2.20%	7.39	7.42	301,771	2,236,256	-41.88%	-41.80%	2.17%
	2007		1.25%	1.40%	12.72	12.75	290,241	3,698,017	11.47%	11.64%	2.33%

American Funds Global Small Capitalization Class 1	2011		1.25%	2.50%	2.27	11.00	1,707,315	4,465,016	-20.83%	-19.95%	1.57%
	2010		1.25%	2.35%	2.87	13.87	1,854,036	6,044,063	20.09%	21.23%	1.92%
	2009		1.25%	2.20%	2.38	11.55	2,046,416	5,492,169	58.12%	59.63%	0.45%
	2008		1.25%	2.20%	1.49	1.69	2,264,674	3,807,861	-54.15%	-53.97%	0.00%
	2007		1.25%	1.65%	3.26	3.66	2,710,006	9,890,372	19.74%	20.22%	3.18%

American Funds Growth Class 1	2011		1.25%	2.50%	1.57	10.48	11,072,409	88,791,711	-6.29%	-5.25%	0.84%
	2010		1.25%	2.35%	1.66	11.16	12,690,464	107,641,676	16.24%	17.53%	0.91%
	2009		1.25%	2.35%	1.42	9.59	15,234,850	110,652,560	36.70%	38.01%	0.86%
	2008		1.25%	2.20%	1.03	7.02	17,523,639	92,386,151	-45.05%	-44.53%	1.03%
	2007		1.25%	2.20%	1.87	9.70	19,909,723	190,039,405	10.24%	11.24%	0.97%

American Funds Growth-Income Class 1	2011		1.25%	2.50%	1.33	9.80	22,798,982	119,652,029	-3.89%	-2.82%	1.73%
	2010		1.25%	2.35%	1.37	10.18	26,184,802	141,692,481	9.12%	10.33%	1.66%
	2009		1.25%	2.35%	1.25	9.32	29,956,804	147,065,775	28.49%	29.91%	1.78%
	2008		1.25%	2.35%	0.96	7.24	34,327,433	130,069,402	-39.13%	-38.46%	1.89%
	2007		1.25%	2.35%	1.57	6.39	39,967,331	247,382,278	2.88%	4.02%	1.67%

American Funds High-Income Bond Class 1	2011		1.25%	2.50%	1.81	12.33	2,338,559	11,909,868	-0.20%	0.91%	6.27%
	2010		1.25%	2.35%	1.80	12.34	3,866,168	19,520,542	12.71%	13.95%	8.04%
	2009		1.25%	2.35%	1.58	10.93	4,361,126	19,332,310	36.42%	37.72%	7.68%
	2008		1.25%	2.20%	1.15	8.01	4,420,729	14,229,407	-25.41%	-24.69%	7.06%
	2007		1.25%	2.20%	1.54	4.32	3,813,209	16,323,160	-0.54%	0.36%	10.98%

American Funds International Class 1	2011		1.25%	2.50%	1.71	10.74	5,012,173	14,529,362	-15.77%	-14.84%	1.91%
	2010		1.25%	2.35%	2.02	12.73	5,775,811	19,674,684	5.18%	6.19%	2.21%
	2009		1.25%	2.20%	1.91	12.10	6,773,021	21,763,620	40.38%	41.72%	1.73%
	2008		1.25%	2.20%	1.35	2.28	7,864,212	17,834,802	-43.25%	-42.73%	2.04%
	2007		1.25%	2.15%	2.37	3.98	9,432,208	37,344,220	17.75%	18.81%	1.67%

American Funds International Growth and Income Class 1	2011		1.25%	2.35%	13.99	14.48	48,778	702,205	-10.64%	-9.65%	2.97%
	2010		1.25%	2.35%	15.70	16.02	44,974	717,540	4.91%	5.91%	2.45%
	2009		1.25%	2.20%	15.10	15.13	36,311	548,803	38.43%	38.63%	2.35%
	2008	12/2/2008	1.25%	1.40%	10.91	10.91	7,190	78,440	8.74%	8.83%	0.08%

American Funds Mortgage Bond Class 2	2011	5/25/2011	1.25%	1.40%	9.59	9.60	6,470	62,078	-3.29%	0.16%	1.04%

American Funds New World Class 1	2011		1.25%	2.35%	2.47	14.85	2,016,979	5,135,845	-15.76%	-14.82%	1.97%
	2010		1.25%	2.35%	2.91	17.60	1,689,533	5,013,210	15.63%	16.73%	1.76%
	2009		1.25%	2.20%	2.50	15.22	1,968,763	5,004,908	46.68%	48.09%	1.62%
	2008		1.25%	2.20%	1.69	1.93	2,496,815	4,277,555	-43.15%	-42.92%	1.56%
	2007		1.25%	1.65%	2.96	3.00	3,103,623	9,295,471	30.69%	30.89%	3.52%

American Funds U.S. Government/AAA-Rated Securities Class 1	2011		1.25%	2.50%	1.25	12.30	4,155,043	13,643,947	5.35%	6.51%	2.04%
	2010		1.25%	2.35%	1.19	11.66	4,624,017	14,264,885	3.48%	4.63%	1.77%
	2009		1.25%	2.35%	1.15	11.25	5,375,016	15,826,509	0.40%	1.51%	2.65%
	2008		1.25%	2.35%	1.14	11.19	5,808,837	17,017,777	5.34%	6.51%	3.09%
	2007		1.25%	2.35%	1.10	2.81	5,017,403	13,836,684	4.56%	5.50%	7.47%

LVIP American Balanced Allocation Standard Class	2011	1/13/2011	1.25%	2.50%	10.26	10.44	21,252	221,009	-5.07%	2.41%	1.50%

LVIP American Growth Allocation Standard Class	2011	1/19/2011	1.25%	2.50%	10.19	10.38	33,584	347,728	-8.37%	2.37%	0.92%

LVIP American Income Allocation Standard Class	2011	1/13/2011	1.25%	1.40%	10.53	10.55	7,246	76,314	-0.65%	1.03%	1.63%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate.  The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (Continued)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2011:

	Aggregate	Aggregate
	Cost of	Proceeds
Subaccount	Purchases	from Sales

American Funds Asset Allocation Class 1	$ 1,252,279	$ 3,888,583
American Funds Blue Chip Income & Growth Class 1	955,268	1,807,369
American Funds Bond Class 1	1,916,618	3,220,118
American Funds Cash Management Class 1	5,784,144	5,303,350
American Funds Global Balanced Class 2	511,921	521,073
American Funds Global Bond Class 1	835,041	537,765
American Funds Global Discovery Class 1	530,998	534,624
American Funds Global Growth Class 1	675,891	1,488,051
American Funds Global Growth and Income Class 1	666,837	642,372
American Funds Global Small Capitalization Class 1	1,323,660	1,678,236
American Funds Growth Class 1	2,094,664	16,435,614
American Funds Growth-Income Class 1	2,525,857	20,193,501
American Funds High-Income Bond Class 1	2,243,215	9,457,493
American Funds International Class 1	1,145,605	3,478,036
American Funds International Growth and Income Class 1	204,242	123,756
American Funds Mortgage Bond Class 2	84,046	20,782
American Funds New World Class 1	2,368,521	1,251,815
American Funds U.S. Government/AAA-Rated Securities Class 1	2,359,401	3,409,022
LVIP American Balanced Allocation Standard Class	243,948	20,116
LVIP American Growth Allocation Standard Class	426,706	63,754
LVIP American Income Allocation Standard Class	78,072	1,385

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2011:

		Net	Fair
	Shares	Asset	Value of	Cost of
Subaccount	Owned	Value	Shares	Shares

American Funds Asset Allocation Class 1	722,902	$ 16.17	$ 11,689,319	$ 11,181,678
American Funds Blue Chip Income & Growth Class 1	465,989	9.00	4,193,902	4,164,992
American Funds Bond Class 1	819,002	10.99	9,000,827	8,739,942
American Funds Cash Management Class 1	337,720	11.36	3,836,501	3,846,602
American Funds Global Bond Class 1	244,905	11.96	2,929,067	2,850,453
American Funds Global Discovery Class 1	26,234	11.35	297,754	306,257
American Funds Global Growth Class 1	225,192	19.40	4,368,717	4,177,719
American Funds Global Growth and Income Class 1	415,751	9.20	3,824,913	4,007,929
American Funds Global Small Capitalization Class 1	258,260	17.29	4,465,315	5,025,968
American Funds Growth Class 1	1,708,296	52.07	88,951,000	78,852,395
American Funds Growth-Income Class 1	3,600,477	33.27	119,787,878	108,522,355
American Funds High-Income Bond Class 1	1,130,051	10.54	11,910,741	12,166,297
American Funds International Class 1	957,230	15.21	14,559,468	16,618,181
American Funds International Growth and Income Class 1	52,408	13.40	702,260	752,803
American Funds Mortgage Bond Class 2	6,640	9.35	62,082	62,669
American Funds New World Class 1	261,385	19.65	5,136,221	5,258,832
American Funds U.S. Government/AAA-Rated Securities Class 1	1,048,496	13.00	13,630,444	12,814,412
LVIP American Balanced Allocation Standard Class	20,960	10.55	221,027	222,499
LVIP American Growth Allocation Standard Class	33,167	10.49	347,755	357,374
LVIP American Income Allocation Standard Class	7,159	10.66	76,320	76,678

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2011, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

American Funds Asset Allocation Class 1	349,274	(1,345,909)	(996,635)
American Funds Blue Chip Income & Growth Class 1	784,091	(1,653,773)	(869,682)
American Funds Bond Class 1	905,265	(1,682,077)	(776,812)
American Funds Cash Management Class 1	3,070,022	(2,796,903)	273,119
American Funds Global Balanced Class 2	50,892	(50,892)	-
American Funds Global Bond Class 1	62,201	(40,099)	22,102
American Funds Global Discovery Class 1	371,176	(398,286)	(27,110)
American Funds Global Growth Class 1	208,607	(514,441)	(305,834)
American Funds Global Growth and Income Class 1	55,195	(54,587)	608
American Funds Global Small Capitalization Class 1	426,148	(572,869)	(146,721)
American Funds Growth Class 1	173,377	(1,791,432)	(1,618,055)
American Funds Growth-Income Class 1	107,149	(3,492,969)	(3,385,820)
American Funds High-Income Bond Class 1	262,373	(1,789,982)	(1,527,609)
American Funds International Class 1	251,793	(1,015,431)	(763,638)
American Funds International Growth and Income Class 1	11,080	(7,276)	3,804
American Funds Mortgage Bond Class 2	8,624	(2,154)	6,470
American Funds New World Class 1	766,825	(439,379)	327,446
American Funds U.S. Government/AAA-Rated Securities Class 1	558,901	(1,027,875)	(468,974)
LVIP American Balanced Allocation Standard Class	23,055	(1,803)	21,252
LVIP American Growth Allocation Standard Class	39,599	(6,015)	33,584
LVIP American Income Allocation Standard Class	7,349	(103)	7,246

The change in units outstanding for the year ended December 31, 2010, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

American Funds Asset Allocation Class 1	558,868	(1,021,583)	(462,715)
American Funds Blue Chip Income & Growth Class 1	718,490	(984,992)	(266,502)
American Funds Bond Class 1	1,315,238	(1,523,436)	(208,198)
American Funds Cash Management Class 1	3,685,320	(4,141,182)	(455,862)
American Funds Global Bond Class 1	79,886	(54,260)	25,626
American Funds Global Discovery Class 1	81,757	(158,960)	(77,203)
American Funds Global Growth Class 1	142,448	(524,178)	(381,730)
American Funds Global Growth and Income Class 1	81,172	(66,419)	14,753
American Funds Global Small Capitalization Class 1	291,048	(483,428)	(192,380)
American Funds Growth Class 1	414,711	(2,959,097)	(2,544,386)
American Funds Growth-Income Class 1	574,555	(4,346,557)	(3,772,002)
American Funds High-Income Bond Class 1	2,259,599	(2,754,557)	(494,958)
American Funds International Class 1	654,666	(1,651,876)	(997,210)
American Funds International Growth and Income Class 1	39,562	(30,899)	8,663
American Funds New World Class 1	302,046	(581,276)	(279,230)
American Funds U.S. Government/AAA-Rated Securities Class 1	2,468,373	(3,219,372)	(750,999)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (Continued)

7. SUBSEQUENT EVENT

Management evaluated subsequent events through April xx, 2012, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of The Lincoln National Life Insurance Company
And
Contract Owners of Lincoln National Variable Annuity Account E

We have audited the accompanying statements of assets and liabilities of Lincoln National Variable Annuity Account E ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2011, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln National Variable Annuity Account E at December 31, 2011, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 30, 2012

<MODULE>
<NAME> LNL-GAAP2011
<CIK> 0000726865
<CCC> sdtaqk*2
</MODULE>

Lincoln National Variable Annuity Account E
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 033-26032) filed on April 6, 2011.

2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement.

Consolidated Balance Sheets - Years ended December 31, 2011 and 2010
Consolidated Statements of Income - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Consolidated Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) (a) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account E incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-26032) filed on April 28, 1998.

(b) Establishing Resolution of Segregated Investment Account incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-26032) filed on April 28, 1998.

(2) None.

(3) (a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-26032) filed on April 27, 2004.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-26032) filed on April 28, 1998.
(b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 33-27783) filed on March 31, 1997.
(c) Amendment No. 1 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-26032) filed on April 11, 2000.
(d) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-26032) filed on April 11, 2000.

(e) Amendment No. 3 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-26032) filed on April 11, 2000.
(f) I4L-Q Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 33-26032) filed on August 16, 2002.
(g) I4L-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 33-26032) filed on August 16, 2002.
(h) Bonus Credit Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-26032) filed on April 11, 2001.
(i) EGMDB Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-26032) filed on April 11, 2001.
(j) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-26032) filed on April 11, 2001.
(k) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-26032) filed on October 11, 2002.
(l) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-26032) filed on October 11, 2002.
(m) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(n) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(o) Contract Benefit Data (I4L-CB) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(p) Contract Benefit Data (I4L-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(q) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(r) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(s) I4LA-NQ-PR Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(t) Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.
(u) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
(v) I4L-NQ 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 33-26032) filed on April 27, 2004.
(w) I4LA-Q 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 33-26032) filed on April 27, 2004.
(x) Variable Annuity Rider incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.
(y) Variable Annuity Income Rider (I4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(z) Variable Annuity income Rider (I4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(aa) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(bb) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(cc) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(dd) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ee) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ff) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(gg) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(hh) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 033-26032) filed on December 21, 2006.
(ii) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 033-26032) filed on April 17, 2007.
(jj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 033-26032) filed on April 17, 2007.
(kk) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(ll) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(mm) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(nn) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(oo) Section 403(b) Annuity Endorsement (34281-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(pp) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.
(qq) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(rr) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ss) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(tt) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(uu) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(vv) Variable Annuity Living Benefit Rider (LINC 2.0 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on January 30, 2012.

(5) Application incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-26032) filed on April 28, 1998.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) fild on April 7, 2010.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A.,   The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements among The Lincoln National Life Insurance Company and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 033-26032) filed on April 22, 1997.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 3 (File(File No. 333-170695) filed on March 30, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account E as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Mark E. Konen***	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Jeffrey D. Coutts***	Senior Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of January 31, 2012 there were 4,034 contract owners under Account E.

Item 28. Indemnification
(a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

 (c) N/A

Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services
Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company .

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.
For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 46 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 305h day of March, 2012.

Lincoln National Variable Annuity Account E (Registrant)
The American Legacy

By: /s/ Delson R. Campbell
Delson R. Campbell
Vice President, The Lincoln National Life Insurance Company (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)

By: /s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Senior Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 30, 2012.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Administrative Officer and Director
Charles C. Cornelio
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag	(Principal Financial Officer)
*	Executive Vice President and Director
Mark E. Konen
*	Vice President and Director
Keith J. Ryan
*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell